Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 2,369	$ 329	¥ 7,660	¥ 949
Purchases of services provided by related parties	399	55	659
Short-term lease from related parties	4,110	571	91	108
Loans to related parties	4,763	662	122	588
Disposal subsidiary	(1,956)
Total				4,048
Jiaxin Travel
Related Party Transaction [Line Items]
Services provided to related parties	1,153	160
Gain from disposal of deferred revenue and Dangdai to Jiaxin Travel				4,048
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Services provided to related parties	884	123	7,381
Purchases of services provided by related parties	253	35	127
Dangdai
Related Party Transaction [Line Items]
Services provided to related parties	246	34	124
Short-term lease from related parties	3,025	420
Loans to related parties	3,785	526	122
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Services provided to related parties	56	8	155
Purchases of services provided by related parties	146	20	532
Bole
Related Party Transaction [Line Items]
Services provided to related parties	30	4
Short-term lease from related parties	1,085	151
Loans to related parties	300	42
Fuxi Network
Related Party Transaction [Line Items]
Services provided to related parties				949
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Short-term lease from related parties			¥ 91	¥ 108
Non-controlling Interest Shareholders of Subsidiaries
Related Party Transaction [Line Items]
Loans to related parties	583	81
Others
Related Party Transaction [Line Items]
Loans to related parties	¥ 95	$ 13